SCHEDULE OF SENSITIVITY ANALYSIS OF LONG-TERM DEBT (Details) - Latam Logistic Properties SA [member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Long-term borrowings [member]
DisclosureofFinancialRiskManagementLineItems [Line Items]
Increase in Interest rate	$ 207,854,235	$ 209,326,775
Decrease in Interest rate	207,854,235	209,326,775
1% [member]
DisclosureofFinancialRiskManagementLineItems [Line Items]
Increase in Interest rate	(2,078,542)	(2,093,268)
Decrease in Interest rate	2,078,542	2,093,268
2% [member]
DisclosureofFinancialRiskManagementLineItems [Line Items]
Increase in Interest rate	(4,157,085)	(4,186,536)
Decrease in Interest rate	$ 4,157,085	$ 4,186,536